Unaudited Condensed Consolidated Statements of Income and Comprehensive Income (Loss) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Revenues
Total revenues		$ 184,971	$ 166,538
Cost of revenues		(162,195)	(148,296)
Gross profit		22,776	18,242
Operating expenses
Selling and marketing		(3,336)	(3,672)
General and administrative		(10,976)	(10,755)
Total operating expenses		(14,312)	(14,427)
Income from operations		8,464	3,815
Other income (expense)
Interest income		61	40
Interest expense		(982)	(1,151)
Other income, net		329	122
Income before income taxes		7,872	2,826
Provision for income taxes		(1,409)	(371)
Net income		6,463	2,455
Less: Income (loss) attributable to non-controlling interests		19	(1)
Net income attributable to Shengfeng Development Limited’s shareholders		6,444	2,456
Comprehensive income (loss)
Net income		6,463	2,455
Foreign currency translation adjustment		(4,049)	(4,880)
Total comprehensive income (loss)		2,414	(2,425)
Less: total comprehensive income (loss) attributable to non-controlling interests		(139)	1
Total comprehensive income (loss) attributable to Shengfeng Development Limited		$ 2,553	$ (2,426)
Class A and Class B Ordinary Shares - Basic (in Shares)	[1]	81,166,851	80,000,000
Class A and Class B ordinary shares - Basic (in Dollars per share)	[1]	$ 0.08	$ 0.03
Transportation
Revenues
Total revenues		$ 173,989	$ 154,614
Warehouse storage and storage management service
Revenues
Total revenues		9,315	10,591
Others
Revenues
Total revenues		$ 1,667	$ 1,333

[1]	Shares and per share data are presented on a retroactive basis to reflect the reorganization described herein.